CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - Redeemable Non-controlling interest - 12 months ended Dec. 31, 2022 - USD ($) $ in Millions	Redeemable non-controlling interests	Total
Beginning balance at Dec. 31, 2021	$ 11.7
Increase (Decrease) in Temporary Equity
Repurchase of share options	(6.7)	$ (1.3)
Change in redemption value of redeemable noncontrolling interests	(4.6)
Other	(0.4)
Ending balance at Dec. 31, 2022